UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-06017

Investment Company Act File Number

Julius Baer Global Equity Fund

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, New York, NY 10017

(Address of Principal Executive Offices)

Michael Quain
330 Madison Avenue, New York, NY 10017

(Name and Address of Agent for Services)

(212) 297-3600

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31

Date of Reporting Period

Item 1. Schedule of Investments

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2004 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value
COMMON STOCKS—76.1%
United States—37.6%
3COM Corp *	23,300	114,869
Aetna Inc	1,100	94,380
Affiliated Computer Services *	2,900	150,510
Alcoa Inc	2,500	80,075
Allstate Corp	2,470	116,288
Altria Group	5,700	271,320
American Express	1,990	99,997
American International Group	4,790	338,413
Anadarko Petroleum	940	56,203
Analog Devices	1,260	50,022
Atmel Corp *	5,470	23,412
Automatic Data Processing	3,350	140,633
Bank of America	1,760	149,618
Becton Dickinson & Company	2,900	136,967
Bristol-Myers Squibb	5,780	132,362
Cendant Corp	5,700	130,416
Chesapeake Energy	3,600	55,260
Chevron Texaco	2,900	277,385
Citigroup Inc	9,310	410,478
Clear Channel Communications	1,360	48,552
Colgate-Palmolive	2,170	115,444
Comcast Corp *	1,990	54,526
ConocoPhillips	1,760	138,635
Cooper Cameron *	1,110	56,710
Costco Wholesale	6,420	261,037
Devon Energy	920	63,931
Eastman Kodak	3,710	98,278
Express Scripts *	910	59,696
Flextronics International *	14,520	182,516
General Electric	14,030	466,497
Grant Prideco *	3,440	64,982
Home Depot	4,680	157,810
IBM	990	86,199
Intel Corp	5,230	127,507
Johnson & Johnson	6,120	338,252
JP Morgan Chase	3,150	117,589
Kellogg Co	2,580	107,483
Kroger Co *	9,230	145,834
L-3 Communications	2,230	136,364
Leucadia National	2,700	139,023
Lexmark International *	1,320	116,820
McDonald’s Corp	2,670	73,425
Metlife Inc	8,100	288,927
Microsoft Corp	22,340	635,796
Morgan Stanley	2,570	126,778

Murphy Oil	1,900	146,946
Oceaneering International *	1,680	55,558
Packaging Corp of America	3,150	73,584
Parker Hannifin	2,400	137,712
Pepsico Inc	4,590	229,500
Rowan Companies *	11,400	278,388
SBC Communications	4,290	108,709
Sprint Corp	3,140	58,655
Target Corp	2,230	97,228
Tyco International	5,290	163,990
United Parcel Service - Class B	4,150	298,634
United Technologies	1,170	109,395
Verizon Communications	2,020	77,851
Wachovia Corp.	6,700	296,877
Walt Disney	7,330	169,250
Weyerhaeuser Co	2,140	132,680
Williams Cos	23,800	289,170
Wyeth	2,290	81,066
Xerox Corp *	9,780	135,551
XTO Energy	1,850	55,315
		10,033,278
United Kingdom—7.6%
BAE Systems	22,000	85,513
Barclays Plc	9,547	79,859
Boots Group	4,662	57,902
BP Plc	41,228	386,851
British Airport Authority	6,975	70,965
British Sky Broadcasting	5,998	65,933
Diageo Plc	15,500	192,087
GlaxoSmithkline Plc	10,050	204,136
Hilton Group	7,124	33,779
Marks & Spencer	10,711	67,587
National Grid Transco	3,938	31,168
Pearson Plc	3,811	42,724
Reed Elsevier	2,951	26,134
Scottish & Southern Energy	2,408	31,462
Shell Transport & Trading	8,940	64,784
Smith & Nephew	4,355	43,952
Tesco Plc	23,185	107,299
Vodafone Group	170,500	369,730
WPP Group	6,907	63,868
		2,025,733
Japan—7.0%
Bank of Yokohama	5,000	27,141
Denso Corp	2,800	68,584
Hitachi Ltd	19,000	115,921
Honda Motor	3,356	163,201
Japan Tobacco	8	61,083
Kao Corp	7,000	173,343
Matsushita Electric Industrial	9,000	119,833
Mitsubishi Tokyo Financial	26	232,578
Nissan Motor Company	7,059	76,129
Nomura Holdings	21,000	287,901
Sanyo Electric	14,000	53,385
Seiyu Ltd *	13,000	35,342
Sharp Corp	4,000	57,745

Shiseido Co	3,000	37,280
Sony Corp	5,200	182,423
Toyota Motor	4,400	176,861
		1,868,750
Germany—4.6%
Adidas-Salomon AG	602	71,601
BASF AG	670	35,718
Commerzbank AG	1,785	30,602
Deutsche Bank	496	34,486
Deutsche Telekom *	4,600	77,091
E.ON AG	3,693	262,903
Fraport AG	5,210	158,383
Hypo Real Estate Holding *	2,480	76,974
Man AG	801	29,731
Metro AG	5,150	236,419
Muenchener Rueckver - Registered	279	26,798
RWE AG	1,589	77,862
Siemans AG	900	63,182
Volkswagen AG	1,315	53,401
		1,235,151
France—3.8%
Aventis SA	865	67,265
BNP Paribas	3,623	211,029
European Aeronautic Defense and Space	1,411	38,902
LVMH SA	385	26,282
Renault SA	1,054	83,181
Sanofi-Synthelabo	582	38,609
Suez SA	1,338	26,451
Technip SA	201	27,999
Thales SA	1,050	36,572
TotalFina Elf — Class B	1,500	291,296
Unibail	299	31,354
Veolia Environnement	3,106	82,867
Vivendi Universal *	1,793	44,836
		1,006,643
Switzerland—3.2%
Adecco SA	655	30,412
Credit Suisse	2,942	94,399
Nestle SA - Registered	888	226,972
Novartis AG - Registered	4,941	221,106
Roche Holding	1,600	158,205
SGS SA	63	33,929
The Swatch Group - Class B	675	86,001
		851,024
Italy—2.5%
Assicurazioni Generali	1,991	52,664
Banca Intesa	36,945	136,998
Banca Nazionale del Lavoro *	12,885	30,173
Beni Stabili	43,003	33,031
Enel SPA	10,100	79,647
Eni SPA	5,080	104,585
Saipem SPA	4,470	42,569
Telecom Italia	27,558	81,785
UniCredito Italiano	22,365	107,167
		668,619

Hungary—2.2%
Matav Rt	17,941	72,051
OTP Bank	24,685	509,306
		581,357
Austria—1.0%
Bank Austria Creditanstalt	1,534	90,515
Erste Bank der Oesterreichischen Sparkassen	2,335	90,662
Wienerberger AG	2,720	97,587
		278,764
Poland—1.0%
Bank PEKAO GDR	8,422	263,187

Norway—0.9%
Norsk Hydro	2,200	139,198
Statoil ASA	4,500	56,398
Telenor ASA	8,000	54,502
		250,098
Finland—0.8%
Fortum Oyj	5,600	77,197
Nokia Oyj	8,000	91,789
UPM-Kymmene	2,500	48,579
		217,565
Belgium—0.7%
Almanij NV	895	53,133
Fortis	4,473	96,504
Interbrew SA	969	29,341
		178,978
Spain—0.6%
Endesa SA	4,145	75,454
Gestevision Telecinco *	2,449	38,713
Promotora de Informaciones	2,216	35,751
		149,918
Russia—0.5%
Sberbank RF	147	55,860
VolgaTelecom ADR	8,800	42,240
Yukos ADR	2,596	38,940
		137,040
Sweden—0.5%
Autoliv Inc	1,889	78,525
Skandia Forsakrings	13,500	52,600
		131,125
Mexico—0.3%
Grupo Financiero Banorte	24,050	88,475

Netherlands—0.4%
Philips Electronics	1,108	26,866
Royal Dutch Petroleum	1,155	57,945
VNU NV	1,191	31,474
		116,285
Canada—0.2%
Telesystem International Wireless *	5,421	57,734

Portugal—0.2%
Media Capital SGPS *	11,051	51,224

South Korea—0.2%
Samsung Electronics GDR (144A)	248	44,392

Denmark—0.2%
A P Moller — Maersk	6	41,777

Australia—0.1%
Amcor Ltd	6,397	30,732

TOTAL COMMON STOCKS (Cost $20,752,185)		20,307,849

Description	Share Amount	Market Value
PREFERRED STOCKS—0.2%
Germany—0.2%
ProsiebenSat.1 Media	2,911	50,222
Rhoen-Klinikum AG - Vorzug	291	14,368

TOTAL PREFERRED STOCKS (Cost $67,066)		64,590

Description	Share Amount	Market Value
INVESTMENT FUNDS—8.3%
Japan—3.6%
Nomura Nikkei 255 Exchange Traded Fund	9,484	961,547

United States—2.7%
SPDR Trust Series 1	6,527	723,322

Ireland—2.0%
iShares Dow Jones Euro STOXX 50	15,994	525,303

TOTAL INVESTMENT FUNDS (Cost $2,286,962)		2,210,172

Description	Currency	Face Value	Market Value
REPURCHASE AGREEMENTS—3.7%
United States—3.7%
Investors Bank & Trust Company Repurchase Agreement, dated 7/30/2004, due 8/02/2004, with a maturity value of $983,238 and an effective yield of 1.00%, collateralized by a Small Business Association Obligation, with a rate of 4.625%, a maturity of 7/25/2027, and an aggregate market value of $1,032,314(Cost $983,156)	USD	983,156	983,156

TOTAL INVESTMENTS — 88.3% (Cost $24,089,369)			23,565,767
Other Assets and Liabilities (net) — 11.7%			3,120,259
TOTAL NET ASSETS — 100.0%			$26,686,026

* Non-income producing security.

Glossary of Currencies

USD                       — United States Dollar

JULIUS BAER INVESTMENT FUNDS

Julius Baer Global Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2004 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
8/02/04	GBP	12,399	22,546	22,657	$(111)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(111)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation
8/02/04	EUR	18,772	22,600	22,657	$57

Net unrealized appreciation on forward foreign exchange contracts to sell					$57

Glossary of Currencies

EUR                        — Euro

GBP                         — British Pound Sterling

At July 31, 2004, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:

Unrealized Appreciation	Unrealized Depreciation
$142,971	$(666,573)

JULIUS BAER INVESTMENT FUNDS

Julius Baer Global Equity Fund

PORTFOLIO OF INVESTMENTS - Industry Sector

July 31, 2004

(Percentage of Net Assets)

At July 31, 2004, sector diversification of the Fund’s investments were as follows:

Consumer Discretionary	10.8%	2,871,887
Consumer Staples	6.0%	1,615,968
Energy	8.4%	2,248,184
Financials	19.5%	5,199,980
Healthcare	4.5%	1,215,635
Industrials	9.3%	2,468,867
Information Technology	7.4%	1,985,442
Materials	2.1%	559,178
Telecommunications	4.2%	1,111,116
Utilities	4.1%	1,096,182
Cash & Cash Equivalents	12.0%	3,193,328
Total Investments	88.3%	23,565,767
Other Assets and Liabilities (Net)	11.7%	3,120,259
Net Assets	100.0%	$26,686,026

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Global Equity Fund

By:	/s/ Michael Quain
Michael Quain
President

Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Guinta
Craig Guinta
Treasurer, Secretary and Chief Financial Officer

Date:	September 28, 2004

By:	/s/ Michael Quain
Michael Quain
President

Date:	September 28, 2004